Recently Issued and Adopted Accounting Pronouncements and Regulatory Items	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Recently Issued and Adopted Accounting Pronouncements and Regulatory Items	Recently Issued and Adopted Accounting Pronouncements and Regulatory Items

New accounting guidance and regulatory items
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-15, Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e. a January 1, 2020 effective date). We are evaluating the effect the guidance will have on our consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This new standard permits a company to reclassify the income tax effects of the change in the U.S federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances as well as other income tax effects related to the application of the Act within Accumulated other comprehensive income ("AOCI") to retained earnings. There are also new required disclosures such as a description of the accounting policy for releasing income tax effects from AOCI as well as certain disclosures in the period of adoption if a company elects to reclassify the income tax effects. The new standard is effective for fiscal years beginning after December 15, 2018 (i.e. a January 1, 2019 effective date), and interim periods within those fiscal years, with early adoption permitted. The impacts of this standard is limited to a reclassification of certain income tax effects from AOCI to retained earnings.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815). This ASU amends and simplifies existing hedge accounting guidance and allows for more hedging strategies to be eligible for hedge accounting. In addition, the ASU amends disclosure requirements and how hedge effectiveness is assessed. The new standard is effective for fiscal years beginning after December 15, 2018 (i.e. a January 1, 2019 effective date), with early adoption permitted in any interim period after issuance of this ASU. We believe the adoption will not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU changes the subsequent measurement of goodwill impairment by eliminating Step 2 from the impairment test. Under the new guidance, an entity will measure impairment using the difference between the carrying amount and the fair value of the reporting unit. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e. a January 1, 2020 effective date), with early adoption permitted for goodwill impairment tests with measurement dates after January 1, 2017. We believe the adoption will not have a material impact on our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” ("ASU 2016-13"). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses. The update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e. a January 1, 2020 effective date), with early adoption permitted for fiscal years beginning after December 15, 2018. We are evaluating the effect the guidance will have on our consolidated financial statements.

In February 2016, the FASB issued its new lease accounting guidance in ASU No. 2016-02, Leases (Topic 842) ("ASU 2016-02"). Under the new guidance, lessees are required to recognize for all leases (with the exception of short-term leases) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. We have adopted this standard as of January 1, 2019 utilizing a modified retrospective approach and have elected the optional transition practical expedient. Under this transition practical expedient, only contracts that exist as of, or are entered into on or after, January 1, 2019 are transitioned, with a cumulative effect adjustment as of January 1, 2019. All comparative periods prior to January 1, 2019 will retain the financial reporting and disclosure requirements of ASC 840.

While we are still finalizing the effect that ASU 2016-02 will have on our consolidated financial statements and related disclosures, we have performed various assessment, lease abstraction, and operational activities as part of our established project plan to support the implementation of the new lease standard. As part of our impact assessment, we have performed scoping exercises and also verified our lease population, which is approximately 1,400 leases as of February 2019. This population includes leases identified in our embedded lease assessment process. Information from these leases have been abstracted into our lease accounting software, which will assist us in the quantification of the expected impact on the consolidated balance sheets and facilitate the calculations of the related accounting entries and disclosures. We continue to update this population in our software as new leases are entered or modified and reassess the impact, accordingly. We have also assessed any potential impacts on our internal controls, business processes, and accounting policies related to both the implementation and ongoing compliance of the new guidance. We have made updates and/or created new controls and processes to address the significant changes as a result of the adoption of ASU 2016-02. Additionally, we are in the process of developing drafts of our new footnote disclosures required under the new standard that will be disclosed in our first quarter Form 10-Q, but will continue to work on finalizing them during the first quarter of 2019. As previously noted, although we are still finalizing the quantitative effects of ASU 2016-02, we expect total assets and total liabilities will increase between $180 million and $220 million in the period of adoption (this range represents the discounted impact). A large majority of that increase relates to a few key real estate leases including our Corporate headquarters, regional innovation centers, and centers of excellence.

Recently adopted accounting guidance
In March 2018, the FASB issued ASU No. 2018-05, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 related to the Tax Cuts and Jobs Act. This update amends several paragraphs in ASC 740, Income Taxes, that contain SEC guidance related to SAB 118, which was previously issued in December 2017 by the SEC. In accordance with SAB 118, income tax effects of the Act were refined upon obtaining, preparing, or analyzing additional information during the measurement period. During the year ended December 31, 2018, we recorded an adjustment to our provisional expense of $8.5 million. Our analysis under SAB 118 is complete. Refer to Note 12 for more information.

In May 2017, the FASB issued ASU No. 2017-09, Stock Compensation - Scope of Modification Accounting. This ASU provides guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The new standard was effective for fiscal years beginning after December 15, 2017 (i.e. a January 1, 2018 effective date). We adopted this standard beginning in 2018. We will apply the new guidance for any non-substantive changes in our share-based awards in future periods. There was no impact to our consolidated financial statements upon adoption.

In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU provides requirements for the presentation and disclosure of net benefit cost on the financial statements. The service cost component of net benefit cost is required to be presented in the income statement line item where the associated compensation cost is reported, while the other components of net benefit cost are required to be presented outside of operating income. The new standard was effective for fiscal years beginning after December 15, 2017 (i.e. a January 1, 2018 effective date). We adopted this standard on a retrospective basis. As a result, we have reclassified non-operating pension and postretirement charges (income) from "Selling, general and administrative expenses" to "Non-operating pension and postretirement charges (income)" within the consolidated statements of income (loss). For the years ended December 31, 2017 and 2016, we reclassified $(16.3) million and $23.8 million of non-operating pension and postretirement charges (income). There was no impact to our net income. Refer to the table below.

	Year ended December 31, 2017
(in Millions)	As Reported	Reclassification	As adjusted
Selling, general and administrative expenses	$565.4	$16.3	$581.7
Non-operating pension and postretirement charges (income)	—	(16.3)	(16.3)

	Year ended December 31, 2016
(in Millions)	As Reported	Reclassification	As adjusted
Selling, general and administrative expenses	$443.2	$(23.8)	$419.4
Non-operating pension and postretirement charges (income)	—	23.8	23.8

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations. This new ASU clarified the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new standard was effective for fiscal years beginning after December 15, 2017 (i.e. a January 1, 2018 effective date) and will be applied prospectively. We adopted this standard beginning in 2018. We expect these provisions to impact future transactions of acquisitions or disposals. However, there was no impact to our consolidated financial statements upon adoption.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory. Under the new guidance, an entity will recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard was effective for fiscal years beginning after December 15, 2017 (i.e. a January 1, 2018 effective date), with early adoption permitted only in the first quarter of a fiscal year. We adopted this standard beginning in 2018. There was no material impact to our consolidated financial statements upon adoption.

In August 2016, the FASB issued ASU No. 2016-15, Statements of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. This ASU addresses eight specific cash flow issues with the goal of reducing the existing diversity in practice in how certain cash receipts and cash payments are both presented and classified in the statement of cash flows. The new standard was effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years (i.e. a January 1, 2018 effective date), with early adoption permitted. We adopted this standard beginning in 2018. Based on our review of the eight cash flow issues, there were no significant changes to our presentation of certain cash receipts and payments within our consolidated cash flow statement.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which amends the guidance in U.S. GAAP on the classification and measurement of financial instruments. Changes to the current guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The new standard was effective for fiscal years and interim periods beginning after December 15, 2017 (i.e. a January 1, 2018 effective date), and upon adoption, an entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet at the beginning of the first reporting period in which the guidance is effective. We adopted this standard beginning in 2018. There was no material impact on our consolidated financial statements upon adoption.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This standard requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This guidance replaced most existing revenue recognition guidance in U.S. GAAP. On January 1, 2018, we adopted ASU 2014-09 and its related amendments (collectively known as ASC 606) using the modified retrospective adoption method.
In order to adopt this standard, we performed an impact assessment by analyzing revenue transactions and arrangements that are representative of our business segments and their revenue streams. Additionally, we assessed any potential impacts on our internal controls and processes related to both the implementation and ongoing compliance of the new guidance. Our assessment procedures included the DuPont Crop Protection Business, which was acquired on November 1, 2017.
The standard impacted our disclosures including disclosures presenting further disaggregation of revenue. Refer to Note 3 for further information. Based on our assessment, there was no cumulative catchup effect of initially applying ASC 606 that required an adjustment to our retained earnings; however, we have recognized balance sheet adjustments related to the presentation of sales returns liabilities and corresponding refund assets. The comparative information has not been adjusted and continues to be reported under ASC 605.
Utilizing the practical expedients and exemptions allowed under the modified retrospective method, ASC 606 was only applied to existing contracts (i.e. those for which FMC has remaining performance obligations) as of January 1, 2018, and new contracts entered into after January 1, 2018. ASC 606 was not applied to contracts that were completed prior to December 31, 2017. The impacts of the adoption of ASC 606 are set out below.
The cumulative effect of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606, Revenue from Contracts with Customers, was as follows:

	Balance at December 31, 2017	Adjustments due to ASC 606	Balance at January 1, 2018
(in Millions)	Amounts as originally reported	Adjustment	Amounts as adjusted
Assets
Prepaid and other current assets	$303.5	$84.8	$388.3
Liabilities and Equity
Accrued and other liabilities	$479.4	$84.8	$564.2

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated balance sheet was as follows:

	December 31, 2018
(in Millions)	Amounts as reported	Adjustment due to ASC 606	Amounts without ASC 606 adjustment
Balance Sheet
Assets
Prepaid and other current assets	$432.6	$(49.7)	$382.9
Liabilities and Equity
Accrued and other liabilities	$570.8	$(49.7)	$521.1

The adoption of ASC 606 requires FMC to record its estimated product returns gross on the balance sheet. Therefore, a refund liability is recognized for the consideration paid by a customer to which FMC does not expect to be entitled, together with a corresponding asset to recover the product from the customer. Presenting estimated product returns gross on the balance sheet resulted in impacts to the above asset and liability line items.